Organization of The Company and Significant Accounting Policies: Principles of Consolidation (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Principles of Consolidation

Principles of consolidation

For the fiscal years ended December 31, 2013 and 2012, the consolidated financial statements include the accounts of Spindle, Spindle Mobile, MeNetwork and Parallel. All significant intercompany balances and transactions have been eliminated. Spindle, Spindle Mobile, MeNetwork and Parallel will be collectively referred herein to as the “Company”.